Subsequent events (Details) - $ / shares	Apr. 27, 2015	Mar. 31, 2015
Convertible notes
Subsequent events
Interest rate		7.00%
Golden Meditech Holdings Limited (GMHL) | Convertible notes | Subsequent event
Subsequent events
Interest rate	7.00%
Golden Meditech Holdings Limited (GMHL) | Scenario forecast | Subsequent event
Subsequent events
Sale price per share in cash	$ 6.40